UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report for

Fidelity Advisor®
Global Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Global Strategies Fund

1.864817.105

ADYS-QTLY-0413

Consolidated Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 61.2%
	Shares	Value
China Region Funds - 1.4%
SPDR S&P China ETF	86,000	$ 6,227,260
Diversified Emerging Markets Funds - 4.4%
Claymore/BNY Mellon Frontier Markets ETF (d)	140,000	2,683,800
EGShares Emerging Markets Consumer ETF (d)	200,000	5,280,000
Vanguard Emerging Markets ETF	254,100	11,048,268
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		19,012,068
Europe Stock Funds - 7.6%
Vanguard European ETF (d)	674,000	33,160,800
Foreign Large Blend Funds - 14.3%
Fidelity Total International Equity Fund (e)	2,271,373	17,058,009
iShares MSCI EAFE Index ETF	770,900	44,850,962
TOTAL FOREIGN LARGE BLEND FUNDS		61,908,971
Japan Stock Funds - 3.7%
WisdomTree Japan Hedged Equity ETF (d)	391,200	16,015,728
Large Blend Funds - 15.5%
Fidelity Mega Cap Stock Fund (e)	784,353	9,859,321
iShares S&P 100 Index ETF (d)	229,800	15,741,300
SPDR S&P 500 ETF	275,200	41,701,056
TOTAL LARGE BLEND FUNDS		67,301,677
Large Growth Funds - 0.3%
Fidelity Stock Selector All Cap Fund Institutional Class (e)	38,126	1,147,601
Latin America Stock Funds - 0.9%
iShares MSCI Mexico Index ETF (d)	57,400	4,093,768
Mid-Cap Value Funds - 2.9%
iShares Dow Jones Select Dividend Index ETF	209,300	12,786,137
Pacific Asia ex-Japan Stock Funds - 0.6%
iShares MSCI Thailand Investable Market Index ETF (d)	29,500	2,650,575
Sector Funds - Consumer Cyclical - 0.5%
SPDR S&P Homebuilders ETF (d)	76,500	2,164,185
Sector Funds - Consumer Defensive - 0.3%
Consumer Staples Select Sector SPDR ETF	32,300	1,229,661
Sector Funds - Energy - 1.1%
SPDR Oil & Gas Equipment & Services ETF (d)	117,000	4,585,172
Sector Funds - Financial - 1.0%
Financial Select Sector SPDR ETF	246,700	4,339,453
Equity Funds - continued
	Shares	Value
Sector Funds - Health - 1.5%
Health Care Select Sector SPDR ETF (d)	101,400	$ 4,405,830
SPDR S&P Biotech ETF (d)	22,200	2,085,690
TOTAL SECTOR FUNDS - HEALTH		6,491,520
Sector Funds - Natural Resources - 1.0%
Materials Select Sector SPDR ETF	108,600	4,180,014
Sector Funds - Real Estate - 1.7%
DJ Wilshire REIT ETF (d)	70,000	5,325,600
iShares FTSE NAREIT Residential Index ETF (d)	42,400	2,141,624
TOTAL SECTOR FUNDS - REAL ESTATE		7,467,224
Sector Funds - Utilities - 0.5%
Utilities Select Sector SPDR ETF	58,000	2,170,940
World Stock Funds - 2.0%
iShares MSCI ACWI Index ETF (d)	172,400	8,592,416
TOTAL EQUITY FUNDS (Cost $249,122,984)		265,525,170
Fixed-Income Funds - 29.9%

Bank Loan Funds - 1.7%
Fidelity Floating Rate High Income Fund (e)	729,868	7,262,189
Emerging Markets Bond Funds - 2.2%
Fidelity New Markets Income Fund (e)	317,640	5,530,108
WisdomTree Emerging Markets Local Debt ETF (d)	79,500	4,211,115
TOTAL EMERGING MARKETS BOND FUNDS		9,741,223
Inflation-Protected Bond Funds - 1.8%
iShares Barclays TIPS Bond ETF	63,000	7,623,630
Intermediate-Term Bond Funds - 11.5%
Fidelity Investment Grade Bond Fund (e)	3,818,121	30,392,242
iShares Barclays Aggregate Bond ETF	174,500	19,339,835
TOTAL INTERMEDIATE-TERM BOND FUNDS		49,732,077
Fixed-Income Funds - continued
	Shares	Value
Long Government Bond Funds - 2.0%
iShares Barclays 20+ Year Treasury Bond ETF	71,900	$ 8,521,588
Long-Term Bond Funds - 0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	33,400	4,019,022
Sector Funds - Real Estate - 0.6%
Fidelity Real Estate Income Fund (e)	228,555	2,708,373
World Bond Funds - 9.2%
SPDR Barclays Capital International Treasury Bond ETF	504,200	29,682,254
SPDR DB International Government Inflation-Protected Bond ETF	165,700	10,284,999
TOTAL WORLD BOND FUNDS		39,967,253
TOTAL FIXED-INCOME FUNDS (Cost $127,944,668)		129,575,355
Other - 6.8%

Commodity Funds - Broad Basket - 1.4%
PowerShares DB Commodity Index Tracking ETF (a)(d)	221,500	6,009,295
Commodity Funds - Energy - 0.5%
PowerShares DB Oil ETF (a)(d)	79,600	2,046,516
Commodity Funds - Precious Metals - 3.6%
iShares COMEX Gold Trust ETF (a)	1,010,000	15,523,700
Exchange - Traded Notes - Energy - 1.3%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	135,300	5,817,900
TOTAL OTHER (Cost $26,749,458)		29,397,411
Money Market Funds - 15.5%
	Shares	Value
Money Market Funds - 15.5%
Fidelity Cash Central Fund, 0.16% (b)	50,675	$ 50,675
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	67,153,525	67,153,525
TOTAL MONEY MARKET FUNDS (Cost $67,204,200)		67,204,200
Cash Equivalents - 4.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $17,601,000)	$ 17,601,075	17,601,000
TOTAL INVESTMENT PORTFOLIO - 117.5% (Cost $488,622,310)		509,303,136
NET OTHER ASSETS (LIABILITIES) - (17.5)%		(75,708,548)
NET ASSETS - 100%		$ 433,594,588
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,601,000 due 3/01/13 at 0.15%
BNP Paribas Securities Corp.	2,730,978
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,505,880
RBS Securities, Inc.	187,677
Societe Generale	7,341,172
UBS Securities LLC	1,835,293
$ 17,601,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned

Fidelity Cash Central Fund	$ 241
Fidelity Securities Lending Cash Central Fund	330,255
Total	$ 330,496
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	$ 8,358,670	$ 19,972	$ 4,935,956	$ 17,631	$ - *
Fidelity Floating Rate High Income Fund	15,221,509	448,035	8,753,472	448,035	7,262,189
Fidelity Institutional Money Market Portfolio Institutional Class	12,554,567	76,025,172	88,579,739	25,846	-
Fidelity Investment Grade Bond Fund	36,602,897	5,404,007	12,002,950	535,585	30,392,242
Fidelity Mega Cap Stock Fund	8,234,929	128,817	-	128,817	9,859,321
Fidelity New Markets Income Fund	8,702,978	505,575	4,376,736	505,575	5,530,108
Fidelity Real Estate Income Fund	2,347,690	151,556	-	120,460	2,708,373
Fidelity Stock Selector All Cap Fund Institutional Class	-	8,568	3,042,635	8,456	1,147,601 *
Fidelity Total International Equity Fund	20,811,106	923,067	7,980,019	921,485	17,058,009
Total	$ 112,834,346	$ 83,614,769	$ 129,671,507	$ 2,711,890	$ 73,957,843
* Fidelity Advisor Stock Selector All Cap Fund merged into Fidelity Stock Selector All Cap Fund on October 26, 2012.
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 18,606,579	$ 11,600,000	$ 14,280,000	$ 15,569,544
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Repurchase Agreements which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $488,879,994. Net unrealized appreciation aggregated $20,418,311, of which $23,639,832 related to appreciated investment securities and $3,221,521 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of February 28, 2013, the Fund held $15,569,544 in the Subsidiary, representing 3.6% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report for

Fidelity ® Global Strategies Fund

February 28, 2013

1.852678.105

DYS-QTLY-0413

Consolidated Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 61.2%
	Shares	Value
China Region Funds - 1.4%
SPDR S&P China ETF	86,000	$ 6,227,260
Diversified Emerging Markets Funds - 4.4%
Claymore/BNY Mellon Frontier Markets ETF (d)	140,000	2,683,800
EGShares Emerging Markets Consumer ETF (d)	200,000	5,280,000
Vanguard Emerging Markets ETF	254,100	11,048,268
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		19,012,068
Europe Stock Funds - 7.6%
Vanguard European ETF (d)	674,000	33,160,800
Foreign Large Blend Funds - 14.3%
Fidelity Total International Equity Fund (e)	2,271,373	17,058,009
iShares MSCI EAFE Index ETF	770,900	44,850,962
TOTAL FOREIGN LARGE BLEND FUNDS		61,908,971
Japan Stock Funds - 3.7%
WisdomTree Japan Hedged Equity ETF (d)	391,200	16,015,728
Large Blend Funds - 15.5%
Fidelity Mega Cap Stock Fund (e)	784,353	9,859,321
iShares S&P 100 Index ETF (d)	229,800	15,741,300
SPDR S&P 500 ETF	275,200	41,701,056
TOTAL LARGE BLEND FUNDS		67,301,677
Large Growth Funds - 0.3%
Fidelity Stock Selector All Cap Fund Institutional Class (e)	38,126	1,147,601
Latin America Stock Funds - 0.9%
iShares MSCI Mexico Index ETF (d)	57,400	4,093,768
Mid-Cap Value Funds - 2.9%
iShares Dow Jones Select Dividend Index ETF	209,300	12,786,137
Pacific Asia ex-Japan Stock Funds - 0.6%
iShares MSCI Thailand Investable Market Index ETF (d)	29,500	2,650,575
Sector Funds - Consumer Cyclical - 0.5%
SPDR S&P Homebuilders ETF (d)	76,500	2,164,185
Sector Funds - Consumer Defensive - 0.3%
Consumer Staples Select Sector SPDR ETF	32,300	1,229,661
Sector Funds - Energy - 1.1%
SPDR Oil & Gas Equipment & Services ETF (d)	117,000	4,585,172
Sector Funds - Financial - 1.0%
Financial Select Sector SPDR ETF	246,700	4,339,453
Equity Funds - continued
	Shares	Value
Sector Funds - Health - 1.5%
Health Care Select Sector SPDR ETF (d)	101,400	$ 4,405,830
SPDR S&P Biotech ETF (d)	22,200	2,085,690
TOTAL SECTOR FUNDS - HEALTH		6,491,520
Sector Funds - Natural Resources - 1.0%
Materials Select Sector SPDR ETF	108,600	4,180,014
Sector Funds - Real Estate - 1.7%
DJ Wilshire REIT ETF (d)	70,000	5,325,600
iShares FTSE NAREIT Residential Index ETF (d)	42,400	2,141,624
TOTAL SECTOR FUNDS - REAL ESTATE		7,467,224
Sector Funds - Utilities - 0.5%
Utilities Select Sector SPDR ETF	58,000	2,170,940
World Stock Funds - 2.0%
iShares MSCI ACWI Index ETF (d)	172,400	8,592,416
TOTAL EQUITY FUNDS (Cost $249,122,984)		265,525,170
Fixed-Income Funds - 29.9%

Bank Loan Funds - 1.7%
Fidelity Floating Rate High Income Fund (e)	729,868	7,262,189
Emerging Markets Bond Funds - 2.2%
Fidelity New Markets Income Fund (e)	317,640	5,530,108
WisdomTree Emerging Markets Local Debt ETF (d)	79,500	4,211,115
TOTAL EMERGING MARKETS BOND FUNDS		9,741,223
Inflation-Protected Bond Funds - 1.8%
iShares Barclays TIPS Bond ETF	63,000	7,623,630
Intermediate-Term Bond Funds - 11.5%
Fidelity Investment Grade Bond Fund (e)	3,818,121	30,392,242
iShares Barclays Aggregate Bond ETF	174,500	19,339,835
TOTAL INTERMEDIATE-TERM BOND FUNDS		49,732,077
Fixed-Income Funds - continued
	Shares	Value
Long Government Bond Funds - 2.0%
iShares Barclays 20+ Year Treasury Bond ETF	71,900	$ 8,521,588
Long-Term Bond Funds - 0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	33,400	4,019,022
Sector Funds - Real Estate - 0.6%
Fidelity Real Estate Income Fund (e)	228,555	2,708,373
World Bond Funds - 9.2%
SPDR Barclays Capital International Treasury Bond ETF	504,200	29,682,254
SPDR DB International Government Inflation-Protected Bond ETF	165,700	10,284,999
TOTAL WORLD BOND FUNDS		39,967,253
TOTAL FIXED-INCOME FUNDS (Cost $127,944,668)		129,575,355
Other - 6.8%

Commodity Funds - Broad Basket - 1.4%
PowerShares DB Commodity Index Tracking ETF (a)(d)	221,500	6,009,295
Commodity Funds - Energy - 0.5%
PowerShares DB Oil ETF (a)(d)	79,600	2,046,516
Commodity Funds - Precious Metals - 3.6%
iShares COMEX Gold Trust ETF (a)	1,010,000	15,523,700
Exchange - Traded Notes - Energy - 1.3%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	135,300	5,817,900
TOTAL OTHER (Cost $26,749,458)		29,397,411
Money Market Funds - 15.5%
	Shares	Value
Money Market Funds - 15.5%
Fidelity Cash Central Fund, 0.16% (b)	50,675	$ 50,675
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	67,153,525	67,153,525
TOTAL MONEY MARKET FUNDS (Cost $67,204,200)		67,204,200
Cash Equivalents - 4.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 2/28/13 due 3/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $17,601,000)	$ 17,601,075	17,601,000
TOTAL INVESTMENT PORTFOLIO - 117.5% (Cost $488,622,310)		509,303,136
NET OTHER ASSETS (LIABILITIES) - (17.5)%		(75,708,548)
NET ASSETS - 100%		$ 433,594,588
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
ETN	-	Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,601,000 due 3/01/13 at 0.15%
BNP Paribas Securities Corp.	2,730,978
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,505,880
RBS Securities, Inc.	187,677
Societe Generale	7,341,172
UBS Securities LLC	1,835,293
$ 17,601,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned

Fidelity Cash Central Fund	$ 241
Fidelity Securities Lending Cash Central Fund	330,255
Total	$ 330,496
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	$ 8,358,670	$ 19,972	$ 4,935,956	$ 17,631	$ - *
Fidelity Floating Rate High Income Fund	15,221,509	448,035	8,753,472	448,035	7,262,189
Fidelity Institutional Money Market Portfolio Institutional Class	12,554,567	76,025,172	88,579,739	25,846	-
Fidelity Investment Grade Bond Fund	36,602,897	5,404,007	12,002,950	535,585	30,392,242
Fidelity Mega Cap Stock Fund	8,234,929	128,817	-	128,817	9,859,321
Fidelity New Markets Income Fund	8,702,978	505,575	4,376,736	505,575	5,530,108
Fidelity Real Estate Income Fund	2,347,690	151,556	-	120,460	2,708,373
Fidelity Stock Selector All Cap Fund Institutional Class	-	8,568	3,042,635	8,456	1,147,601 *
Fidelity Total International Equity Fund	20,811,106	923,067	7,980,019	921,485	17,058,009
Total	$ 112,834,346	$ 83,614,769	$ 129,671,507	$ 2,711,890	$ 73,957,843
* Fidelity Advisor Stock Selector All Cap Fund merged into Fidelity Stock Selector All Cap Fund on October 26, 2012.
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 18,606,579	$ 11,600,000	$ 14,280,000	$ 15,569,544
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Repurchase Agreements which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $488,879,994. Net unrealized appreciation aggregated $20,418,311, of which $23,639,832 related to appreciated investment securities and $3,221,521 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of February 28, 2013, the Fund held $15,569,544 in the Subsidiary, representing 3.6% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2013